Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable	$ 22,836	$ 13,076
Compensation and benefits	57,238	61,193
Third party processing expenses	4,399	11,062
Commissions to third parties	63,737	66,551
Accrued fees and assessment expenses	39,417	51,649
Other	125,020	86,499
Accounts payable and accrued liabilities	$ 312,647	$ 290,030